787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

September 22, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Preliminary Proxy Materials for
EnTrustPermal Alternative Core Fund, a series of Legg Mason Partners Equity Trust
(File No. 811-06444)

Ladies and Gentlemen:

On behalf of EnTrustPermal Alternative Core Fund (the “Fund”), and pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, transmitted herewith are the preliminary proxy materials consisting of a Notice of Special Meeting of Shareholders, a Proxy Statement and a Form of Proxy to be used in connection with the Special Meeting of Shareholders of the Fund to be held on January 5, 2018 (the “Meeting”).

As set forth in more detail in the accompanying proxy materials, the Meeting is being held to approve a change to the Fund’s fundamental investment restriction on concentration, to approve an amended and restated management agreement between Legg Mason Partners Equity Trust, on behalf of the Fund, and Legg Mason Partners Fund Advisor, LLC (“LMPFA”), and to approve an amended and restated subadvisory agreement between LMPFA and EnTrustPermal Partners Offshore LP with respect to the Fund. It is anticipated that definitive copies of the proxy materials will be mailed to shareholders on or about October 20, 2017.

Please do not hesitate to contact me at (212) 728-8558 if you have comments or if you require additional information regarding the enclosed materials.

Very truly yours,

/s/ Dianne E. O’Donnell
Dianne E. O’Donnell

NEW YORK     WASHINGTON     HOUSTON     PARIS     LONDON     MILAN     ROME     FRANKFURT     BRUSSELS

in alliance with Dickson Minto W.S., London and Edinburgh

Enclosures

cc:	Rosemary D. Emmens, Esq.
Benjamin J. Haskin, Esq.
Juliet Y. Mun, Esq.